Summary of Significant Accounting Policies (Other) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of CRDA Deposits [Line Items]
Cash and cash equivalents, maturity of qualifying investments, maximum	3 months
Restricted cash, maturity of qualifying investments, maximum	90 days
Interest Costs Capitalized		$ 500	$ 100
Self Insurance Reserve [Roll Forward]
Self insurance reserve, beginning balance	$ 31,022	30,068	33,004
Additions
Charged to costs and expenses	84,209	79,685	80,311
Due to acquisitions	0	14	0
Payments made	(81,236)	(78,745)	(83,247)
Self insurance reserve, ending balance	33,995	31,022	30,068
Gaming taxes	324,500	321,700	332,100
Advertising expense	29,900	32,300	33,400
Corporate expense	$ 88,148	$ 72,668	$ 76,941